Notes Payable - Bridge Bank Credit Agreement (Details) (USD $)	0 Months Ended
	Feb. 03, 2012	Jul. 15, 2008	Mar. 01, 2013 Secured Line of Credit Facility [Member]
Debt Instrument [Line Items]
Eligible securitization percentage of accounts receivable (percentage)			80.00%
Line of credit facility, maximum borrowing capacity			$ 1,500,000
Debt instrument, annual facility fee			7,500
Line of Credit Facility, Commitment Fee Percentage			0.50%
Line of Credit Facility, Annual Due Dilligence Fee			1,000
Debt Instrument, Description of Variable Rate Basis			prime rate plus 2%
Debt instrument, description of default rate of interest			prime plus 7%
Line of credit facility, termination fee			18,750
Line of credit facility, early termination credit limit percentage (percentage)			1.00%
Line of credit facility, early termination fee calculation denominator (percentage)			80.00%
Debt issuance cost	$ 27,800	$ 12,650	$ 31,301
Debt Issuance Cost Amortization Period			1 year